Borrowings - Details of Borrowings with Original Maturity over One Year (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 27,661	¥ 19,323
Less: loans due within one year classified as current liabilities	(6,942)	(565)
Borrowings	20,719	18,758
RMB [member] | Fixed interest rate at 1.20% per annum as at December 31, 2017, with maturities through 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	20	20
RMB [member] | Corporate bond - fixed bond rate at 2.97%-3.63% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	13,000	13,000
RMB [member] | Medium-term notes- fixed interest rate at 2.97%-3.38% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	4,696	4,689
RMB [member] | Floating interest rates 90%, 95%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2017, with maturities through 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	9,781	1,406
USD [member] | Floating interest rates at three-month LIBOR + 3.30% per annum as at December 31, 2017, with maturities through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	98
USD [member] | Floating interest rates at three-month LIBOR + 2.1% per annum as at December 31, 2017, with maturities through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 66	¥ 208